Related party balances and transactions	12 Months Ended
Dec. 31, 2020
Related party balances and transactions
Related party balances and transactions

24.         Related party balances and transactions

a.	Advance payments for construction to related parties are as follows:

	December 31,
	2020		2019		2018
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	7,964	Ps.	178,977	Ps.	28,363
ICA Constructora, S.A. de C.V. (1)		90,204		—		6,859
Autovía Golfo Centro, S.A. de C.V. (1)		110,312		—		—
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		5,729		3,012		3,125
	Ps.	214,209	Ps.	181,989	Ps.	38,347

b.The accounts payable with related parties are as follows:

	December 31,
Payable:	2020		2019		2018
Servicios de Tecnología Aeroportuaria, S.A. de C.V. (SETA) (1)	Ps.	—	Ps.	80,504	Ps.	140,294
Operadora Nacional Hispana, S.A. de C.V.(1)		5,928		2,527		6,900
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(1)		5,772		5,335		5,947
ICA Ingeniería S. A. de C. V.(1)		367		1,177		367
Actica Sistemas, S. de R.L. de C.V.(1)		3,971		3,972		5,588
Autovía Golfo Centro S.A. de C.V.		16,442		—		—
GGA Capital, S.A.P.I. de C.V.(1)		117,845		75,950		61,250
ICA Constructora de Infraestructura, S.A. de C.V.(1)		—		16,652		5,222
ICA Constructora, S. A. de C. V. (1)		16,564		—		—
Grupo ICA Constructora. S.A. de C.V.(1)		794		794		—
Grupo Hotelero Santa Fe, S. A. de C. V. (1)		21		604		634
	Ps.	167,704	Ps.	187,515	Ps.	226,202
(1)	Affiliated company

The balance payable to GGA Capital, S.A.P.I. of C.V. for Ps. 117,845, Ps. 75,950 and Ps.61,250 corresponds to short term loans as of December 31, 2020, 2019 and 2018, respectively. Loans generated interest at a 91-day TIIE rate plus 3.5 percentage points, the interest rate was 7.7430% and 10.1412% and 11.8500%, respectively.

c.The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2020		2019		2018
Capital Expenditures:
Industrial warehouse	Ps.	100,194	Ps.	43,599	Ps.	94,938
Financial Leases:
Building		6,323		5,269
Expenses:
Payments from technical assistance received		81,164		150,108		172,610
Administrative services		35,450		43,196		69,887
Maintenance		2,705		1,887		226
Interests		5,365		4,507		5,037
Revenues:
Revenues from Leases		—		72		258
Concessioned Assets
Improvements and Major maintenance		564,563		553,405		359,736

Remuneration to directors and officers who sit on the Board of Directors and Executive, Audit, Corporate Governance, Finance and Sustainability Committees totaled Ps. 12,453, Ps.14,546 and Ps.23,950 for 2020, 2019 and 2018, respectively.

Employee Benefits – Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps. 73,711 Ps.58,989 and Ps.96,344 in 2020, 2019 and 2018, respectively.

Technical Assistance – On December 14, 2020, a Third Amending Agreement to the Technical Assistance and Technology Transfer Agreement with SETA was signed with a term through December 31, 2021, and automatic annual renewals thereafter.  The annual consideration under the amendment is the greater of U.S. $ 3,766,000 (updated annually according to the U.S. consumer price index) and 3% of the Company’s consolidated EBITDA before payment of the technical assistance fee. For purposes of this calculation, consolidated EBITDA before technical assistance considers exclusively airport concessions and companies that directly or indirectly provide employee services to airports.

In 2019 and 2018 the variable part of the consideration for this concept was greater than the fixed part of US$3,661 (thousand) and US$3,517 (thousand). In 2020 no variable part was generated in excess of the fixed part of US$3,766 (thousand).

Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series “BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series “BB” shares will be converted into Series “B” shares resulting in the termination of these rights. If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series “BB” shares, such shares must be converted into Series “B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series “BB” shares, all its special rights will remain in force.

SETA holds 12.8% of GACN outstanding capital stock in the form of Series “BB” shares and, additionally holds 1.9% in the form of  Series “B” shares.